Financial Instruments	6 Months Ended
Jun. 30, 2015
Investments, All Other Investments [Abstract]
Financial Instruments
7.	Financial Instruments

a.	Fair Value Measurements

For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see Note 11 to the Company’s audited consolidated financial statements filed with its Annual Report on the Form 20-F for the year ended December 31, 2014.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		June 30, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $

Recurring:
Cash and cash equivalents	Level 1	83,082	83,082	162,797	162,797
Derivative instruments
Interest rate swap agreements	Level 2	(15,241)	(15,241)	(18,225)	(18,225)
Stock purchase warrant	Level 3	5,526	5,526	4,657	4,657

Other:
Advances to equity accounted investments	Note (1)	14,980	Note (1)	14,980	Note (1)
Long-term debt, including current portion	Level 2	(674,672)	(645,068)	(656,063)	(617,761)

(1)

The advances to equity accounted investments together with the Company’s investments in the equity accounted investments form the net aggregate carrying value of the Company’s interests in the equity accounted investments in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at June 30, 2015 and December 31, 2014 were not determinable.

Changes in fair value during the three and six months ended June 30, 2015 and 2014 for the Company’s derivative instrument, the TIL stock purchase warrant, which is described below and is measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2015 $	June 30, 2014 $	June 30, 2015 $	June 30, 2014 $
Fair value at the beginning of the period	4,617	5,857	4,657	—
Fair value on issuance	—	—	—	3,420
Unrealized gain (loss) included in earnings	909	(1,831)	869	606

Fair value at the end of the period	5,526	4,026	5,526	4,026

During January 2014, the Company received a stock purchase warrant entitling it to purchase up to 750,000 shares of the common stock of TIL (see note 5). The estimated fair value of the stock purchase warrant was determined using a Monte-Carlo simulation and is based, in part, on the historical price of common shares of TIL, the risk-free interest rate, vesting conditions and the historical volatility of comparable companies. The estimated fair value of the stock purchase warrant as of June 30, 2015 is based on the historical volatility of comparable companies of 54.10%. A higher or lower volatility would result in a higher or lower fair value of this derivative asset.

b.	Financing Receivables

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	June 30, 2015 $	December 31, 2014 $
Advances to equity accounted investments	Other internal metrics	Performing	14,980	14,980

			14,980	14,980